Stock-Based Compensation Plans (Schedule of Share Based Compensation Arrangements by Share Based Payments Awards, Awards Granted) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards and PSUs granted	29,833	69,322	103,172
Immediate Vesting and Time-Based Vesting Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards and PSUs granted	5,432	37,024	44,657
Performance Awards Vesting Upon Attainment of Earnings Targets [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards and PSUs granted	14,061	16,149
Market Awards Vesting Upon Attainment of TSR or Market Price Targets [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards and PSUs granted	10,340	16,149	58,515